UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments.

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2015 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 24.2%
	American Express Credit Account Master Trust
$10,000,000	0.770%, 5/15/2018[1]	$10,003,430
6,950,000	0.637%, 5/15/2020[1,2]	6,958,250
4,734,000	AmeriCredit Automobile Receivables Trust 2012-4 2.680%, 10/9/2018[1]	4,819,558
4,435,549	ARI Fleet Lease Trust 2012-B 0.487%, 1/15/2021[1,2,3]	4,429,534
5,390,000	Barclays Dryrock Issuance Trust 0.547%, 12/16/2019[1,2]	5,390,210
13,050,000	Chase Issuance Trust 0.647%, 4/15/2019[1,2]	12,977,077
	Chesapeake Funding LLC
2,822,944	1.438%, 4/7/2024[1,2,3]	2,831,323
3,600,000	1.738%, 5/7/2024[1,2,3]	3,607,214
2,300,000	1.988%, 1/7/2025[2,3]	2,308,089
9,200,000	CNH Wholesale Master Note Trust 1.087%, 8/15/2019[1,2,3]	9,213,487
10,000,000	Dell Equipment Finance Trust 2015-1 1.010%, 7/24/2017[1,3]	9,995,939
10,000,000	Discover Card Execution Note Trust 0.637%, 5/15/2018[1,2]	9,998,530
4,558,617	Drive Auto Receivables Trust 2015-A 1.010%, 11/15/2017[1,3]	4,558,805
10,000,000	Ford Credit Auto Lease Trust 2014-A 1.160%, 8/15/2017[1]	9,992,850
10,250,000	Ford Credit Auto Owner Trust 2013-A 1.150%, 7/15/2018[1]	10,249,856
6,590,000	Golden Credit Card Trust 0.617%, 9/15/2018[1,2,3]	6,594,923
5,000,000	Huntington Auto Trust 1.070%, 2/15/2018[1]	4,991,690
3,000,000	Hyundai Auto Lease Securitization Trust 2015-B 2.210%, 5/15/2020[1,3]	3,010,312
8,000,000	Hyundai Floorplan Master Owner Trust Series 2013-1 0.837%, 5/15/2018[1,2,3]	8,018,792
1,500,000	Master Credit Card Trust II 1.970%, 4/21/2017[1,3]	1,502,456
9,045,000	MMCA Auto Owner Trust 2014-A 1.210%, 12/16/2019[1,3]	9,050,346
5,765,345	Navient Private Education Loan Trust 2014-A 0.667%, 5/16/2022[1,2,3]	5,765,707
10,000,000	Nissan Auto Lease Trust 2014-B 1.120%, 9/15/2017[1]	10,003,010
6,000,000	Penarth Master Issuer PLC 0.588%, 3/18/2019[2,3]	5,991,436

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2015 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
	PFS Financing Corp.
$2,000,000	0.787%, 10/15/2019[1,2,3]	$1,998,989
8,000,000	1.037%, 10/15/2019[1,2,3]	7,994,235
3,000,000	Santander Drive Auto Receivables Trust 2012-2 3.870%, 2/15/2018[1]	3,062,607
4,907,000	Santander Drive Auto Receivables Trust 2014-1 2.360%, 4/15/2020[1]	4,943,322
5,433,702	SLM Private Education Loan Trust 2012-C 1.287%, 8/15/2023[1,2,3]	5,448,384
10,000,000	SLM Private Education Loan Trust 2013-C 1.587%, 10/15/2031[1,2,3]	10,100,110
1,989,786	SLM Student Loan Trust 2011-2 0.791%, 11/25/2027[1,2]	1,977,772
3,000,000	SMART ABS Series 2015-1US Trust 0.706%, 9/14/2018[1,2]	2,982,915
10,000,000	Turquoise Card Backed Securities PLC 0.987%, 6/17/2019[1,2,3]	10,037,398
6,485,000	Volkswagen Credit Auto Master Trust 0.538%, 7/22/2019[1,2,3]	6,478,710
10,000,000	World Omni Automobile Lease Securitization Trust 2013-A 1.640%, 2/15/2019[1]	10,044,560

	TOTAL ASSET-BACKED SECURITIES (Cost $227,501,073)	227,331,826

	CORPORATE BONDS – 24.5%
	COMMUNICATIONS – 3.7%
10,000,000	AT&T, Inc. 0.702%, 3/30/2017[2]	9,950,620
10,000,000	NBCUniversal Enterprise, Inc. 0.826%, 4/15/2016[2,3]	10,019,980
5,200,000	Telefonica Emisiones SAU 3.992%, 2/16/2016[4]	5,277,839
10,000,000	Verizon Communications, Inc. 0.681%, 6/9/2017[2]	9,961,840
		35,210,279
	CONSUMER, CYCLICAL – 3.1%
	Daimler Finance North America LLC
3,680,000	0.958%, 8/1/2016[2,3]	3,692,869
6,000,000	0.618%, 8/1/2017[2,3]	5,995,854
10,000,000	Ford Motor Credit Co. LLC 0.799%, 9/8/2017[2]	9,936,860

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, CYCLICAL (Continued)
$10,000,000	Volkswagen Group of America Finance LLC 0.652%, 5/23/2017[2,3]	$9,982,630
		29,608,213
	CONSUMER, NON-CYCLICAL – 1.1%

10,000,000	Bayer U.S. Finance LLC 0.564%, 10/6/2017[2,3]	9,971,890

	ENERGY – 4.9%
5,000,000	BP Capital Markets PLC 0.702%, 2/13/2018[2,4]	4,982,650
7,000,000	Canadian Natural Resources Ltd. 0.657%, 3/30/2016[2,4]	6,989,276
4,000,000	Chevron Corp. 0.454%, 3/2/2018[2]	3,987,108
10,000,000	Petrobras Global Finance B.V. 2.643%, 3/17/2017[2,4]	9,665,000
10,100,000	Statoil A.S.A. 0.479%, 11/9/2017[2,4]	10,064,791
10,000,000	TransCanada PipeLines Ltd. 0.962%, 6/30/2016[2,4]	10,014,340
		45,703,165
	FINANCIAL – 6.5%
3,220,000	Associated Banc-Corp 5.125%, 3/28/2016[1]	3,282,961
10,000,000	Bank of Nova Scotia 0.596%, 4/11/2017[2,4]	9,981,160
10,000,000	Citigroup, Inc. 0.798%, 5/1/2017[2]	9,973,310
10,000,000	HSBC Finance Corp. 0.713%, 6/1/2016[2]	9,987,210
10,000,000	Huntington National Bank 0.718%, 4/24/2017[1,2]	9,956,000
8,000,000	Jefferies Group LLC 3.875%, 11/9/2015	8,053,504
10,000,000	Principal Life Global Funding II 0.655%, 5/27/2016[2,3]	10,020,410
		61,254,555

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	GOVERNMENT – 0.4%
$3,500,000	Finland Government International Bond 2.250%, 3/17/2016[3,4]	$3,539,746

	INDUSTRIAL – 2.0%
10,000,000	Kansas City Southern de Mexico S.A. de C.V. 0.994%, 10/28/2016[2,4]	9,939,500
8,000,000	Masco Corp. 6.125%, 10/3/2016	8,442,400
		18,381,900
	TECHNOLOGY – 2.1%
10,000,000	Apple, Inc. 0.529%, 5/3/2018[2]	10,017,710
10,000,000	Oracle Corp. 0.484%, 7/7/2017[2]	10,005,470
		20,023,180
	UTILITIES – 0.7%
6,360,000	Duke Energy Corp. 0.664%, 4/3/2017[2]	6,350,352

	TOTAL CORPORATE BONDS (Cost $231,031,244)	230,043,280

	MEDIUM TERM NOTES – 12.4%
	CONSUMER, CYCLICAL – 1.1%
10,000,000	American Honda Finance Corp. 0.456%, 7/14/2017[2]	10,001,540

	FINANCIAL – 10.2%
10,000,000	Bank of America Corp. 0.892%, 8/25/2017[2]	9,986,380
10,000,000	General Electric Capital Corp. 0.554%, 5/15/2017[1,2]	10,020,130
10,000,000	Goldman Sachs Group, Inc. 0.904%, 6/4/2017[2]	9,987,140
10,000,000	JPMorgan Chase & Co. 0.794%, 2/15/2017[2]	9,991,440
10,000,000	Metropolitan Life Global Funding I 0.664%, 4/10/2017[2,3]	10,021,300
10,000,000	Morgan Stanley 1.532%, 2/25/2016[2]	10,042,860
1,000,000	National City Bank 0.636%, 12/15/2016[2]	998,168

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2015 (Unaudited)

Principal Amount		Value

	MEDIUM TERM NOTES (Continued)
	FINANCIAL (Continued)
$10,000,000	National Rural Utilities Cooperative Finance Corp. 0.534%, 5/27/2016[2]	$10,006,660
10,000,000	Royal Bank of Canada 0.546%, 10/13/2017[2,4]	9,971,510
4,845,000	SunTrust Bank 0.572%, 8/24/2015[2]	4,844,799
10,000,000	Wells Fargo & Co. 0.539%, 9/8/2017[2]	9,954,770
		95,825,157
	INDUSTRIAL – 1.1%
10,000,000	John Deere Capital Corp. 0.576%, 10/11/2016[2]	10,017,370

	TOTAL MEDIUM TERM NOTES (Cost $116,071,839)	115,844,067

Number of Shares

	SHORT-TERM INVESTMENTS – 38.7%
363,857,507	Federated Prime Value Obligations Fund, 0.11%[5]	363,857,507

	TOTAL SHORT-TERM INVESTMENTS (Cost $363,857,507)	363,857,507

	TOTAL INVESTMENTS – 99.8% (Cost $938,461,663)	937,076,680
	Other Assets in Excess of Liabilities – 0.2%	1,936,409

	TOTAL NET ASSETS – 100.0%	$939,013,089

PLC – Public Limited Company

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $182,180,868.

[4]	Foreign security denominated in U.S. Dollars.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.0%
	BASIC MATERIALS – 1.8%
124	Dow Chemical Co.[3]	$5,836
224	Evonik Industries A.G.	8,977
100	Franco-Nevada Corp.	4,060
9,800	Hitachi Chemical Co., Ltd.	173,293
110	LyondellBasell Industries N.V. - Class A1,3	10,321
59,500	Mitsubishi Chemical Holdings Corp.	388,333
8,000	Mitsubishi Gas Chemical Co., Inc.	44,379
		635,199
	COMMUNICATIONS – 4.6%
6,600	BCE, Inc.	271,640
6,565	CenturyLink, Inc.[3]	187,759
140	F5 Networks, Inc.*3	18,780
14	Google, Inc. - Class A*3	9,205
212	Liberty Media Corp. - Class A*3	8,014
123	Millicom International Cellular S.A.	8,995
7,600	Mixi, Inc.	329,077
257,000	PCCW Ltd.	153,796
6,100	SBI Holdings, Inc.	84,709
1,000	Shaw Communications, Inc. - Class B	21,217
66,767	Spark New Zealand Ltd.	130,400
7,308	Tele2 A.B. - B Shares	76,030
8,900	Trend Micro, Inc.	325,757
1,505	Wolters Kluwer N.V.	49,816
		1,675,195
	CONSUMER, CYCLICAL – 20.8%
35	Advance Auto Parts, Inc.[3]	6,097
100	Aisin Seiki Co., Ltd.	4,054
11,396	Aristocrat Leisure Ltd.	71,284
149	AutoNation, Inc.*3	9,289
199	Barratt Developments PLC	1,969
21,206	Best Buy Co., Inc.[3]	684,742
100	Canadian Tire Corp. Ltd. - Class A	9,969
2,700	Citizen Holdings Co., Ltd.	18,013
52	Dollar General Corp.[3]	4,179
100	Dollarama, Inc.	5,952
138	Flight Centre Travel Group Ltd.	3,585
7,865	Foot Locker, Inc.[3]	554,876
8,000	Fuji Heavy Industries Ltd.	295,580
10,110	GameStop Corp. - Class A3	463,544
67	Genuine Parts Co.[3]	5,960
170	InterContinental Hotels Group PLC	7,140
100	Japan Airlines Co., Ltd.	3,773
1,900	JTEKT Corp.	32,810

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
7,859	Kohl's Corp.[3]	$481,914
122	L Brands, Inc.[3]	9,848
7,300	Lear Corp.[3]	759,711
4,298	Liberty Interactive Corp. QVC Group - Class A*3	124,857
4,332	Lowe's Cos., Inc.[3]	300,468
900	Magna International, Inc.	48,898
1,285	Michael Kors Holdings Ltd.*1,3	53,957
307	Next PLC	38,295
9,200	NOK Corp.	269,478
4,377	PACCAR, Inc.[3]	283,805
15,890	Persimmon PLC*	507,011
304	Peugeot S.A.*	6,081
906	Porsche Automobil Holding S.E.	68,289
18,063	Ross Stores, Inc.[3]	960,229
18,002	Southwest Airlines Co.[3]	651,672
1,631	Tabcorp Holdings Ltd.	5,763
6,890	Target Corp.[3]	563,946
9,401	Taylor Wimpey PLC	28,491
56	TJX Cos., Inc.[3]	3,910
1,275	Ulta Salon Cosmetics & Fragrance, Inc.*3	211,688
1,600	USS Co., Ltd.	28,095
24	Volkswagen A.G.	4,814
200	Yokohama Rubber Co., Ltd.	3,955
		7,597,991
	CONSUMER, NON-CYCLICAL – 30.2%
36,647	Abertis Infraestructuras S.A.	600,117
27	Actelion Ltd.*	3,993
33	Aetna, Inc.[3]	3,728
7,823	AmerisourceBergen Corp.[3]	827,282
4,032	Amgen, Inc.[3]	712,011
339	Anthem, Inc.[3]	52,297
80	Archer-Daniels-Midland Co.[3]	3,794
643	Atlantia S.p.A.	17,172
2,768	Avery Dennison Corp.[3]	168,433
1,120	Biogen Idec, Inc.*3	357,034
28	BioMarin Pharmaceutical, Inc.*3	4,096
3,536	Brown-Forman Corp. - Class B3	383,338
495	Bunge Ltd.[1,3]	39,526
400	Calbee, Inc.	17,823
12,377	Cardinal Health, Inc.[3]	1,051,797
42	Celgene Corp.*3	5,512
83	Centene Corp.*3	5,821
2,062	Coloplast A/S - Class B	148,787

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
95	CSL Ltd.	$6,863
2,259	Dr. Pepper Snapple Group, Inc.[3]	181,217
3,545	Edwards Lifesciences Corp.*3	539,407
945	Eli Lilly & Co.[3]	79,862
1,200	Empire Co., Ltd.	81,107
3,738	Estee Lauder Cos., Inc. - Class A3	333,093
7,351	Gilead Sciences, Inc.[3]	866,389
41	Johnson & Johnson[3]	4,109
366	Koninklijke Ahold N.V.	7,284
4,481	Laboratory Corp. of America Holdings*3	570,386
17,904	Merck & Co., Inc.[3]	1,055,620
44	Merck KGaA	4,478
73,898	Metcash Ltd.	61,923
3,047	Monster Beverage Corp.*3	467,867
95	Patterson Cos., Inc.[3]	4,765
1,117	Regeneron Pharmaceuticals, Inc.*3	618,438
14,665	Robert Half International, Inc.[3]	807,015
494	Tyson Foods, Inc. - Class A3	21,909
9,091	Unilever N.V.	407,279
234	Unilever PLC	10,613
2,870	United Therapeutics Corp.*3	486,063
67	UnitedHealth Group, Inc.[3]	8,134
		11,026,382
	DIVERSIFIED – 0.9%
10,100	Industrivarden A.B. - C Shares	190,754
13,000	NWS Holdings Ltd.	19,540
8,500	Swire Pacific Ltd. - A Shares	108,858
		319,152
	ENERGY – 0.8%
2,538	BG Group PLC	43,180
2,474	Caltex Australia Ltd.	62,322
2,239	Royal Dutch Shell PLC - A Shares	64,172
12,000	TonenGeneral Sekiyu KK	119,980
		289,654
	FINANCIAL – 15.7%
2,265	Ally Financial, Inc.*3	51,574
5,859	Ameriprise Financial, Inc.[3]	736,301
13,100	Ascendas Real Estate Investment Trust - REIT	23,096
53	Assurant, Inc.[3]	3,954
100	Bank of Nova Scotia	4,908
1,000	Bank of Yokohama Ltd.	6,354
31	Bendigo & Adelaide Bank Ltd.	297

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
76,600	CapitaCommercial Trust - REIT	$79,537
6,964	Citizens Financial Group, Inc.[3]	181,551
2,282	CME Group, Inc.[3]	219,163
118	CNP Assurances	1,983
2,400	Dai-ichi Life Insurance Co., Ltd.	48,750
600	Fairfax Financial Holdings Ltd.	289,352
154	FNF Group[3]	6,020
13,000	Fukuoka Financial Group, Inc.	66,812
19,900	H&R Real Estate Investment Trust - REIT	339,756
30,000	Hang Lung Properties Ltd.	85,675
2,000	Hysan Development Co., Ltd.	8,561
177,896	Intesa Sanpaolo S.p.A.	593,807
4,707	Investor A.B. - B Shares	181,471
18,500	Kerry Properties Ltd.	69,061
4,459	Legg Mason, Inc.[3]	220,007
132,500	Link - REIT	778,976
10,971	MetLife, Inc.[3]	611,524
32,401	Navient Corp.[3]	508,696
200,000	New World Development Co., Ltd.	241,508
153	Pargesa Holding S.A.	10,278
12,100	RioCan Real Estate Investment Trust - REIT	247,847
10,000	Sino Land Co., Ltd.	15,516
200	Sompo Japan Nipponkoa Holdings, Inc.	7,047
2,193	Stockland - REIT	6,797
1,000	Sun Life Financial, Inc.	32,640
1,087	Suncorp Group Ltd.	11,315
116	Swiss Prime Site A.G.*	9,243
73	Torchmark Corp.[3]	4,498
5,000	Wheelock & Co., Ltd.	25,871
		5,729,746
	INDUSTRIAL – 11.5%
3,810	Arrow Electronics, Inc.*3	221,552
139	Avnet, Inc.[3]	5,800
100	Canadian National Railway Co.	6,238
400	Canadian Pacific Railway Ltd.	64,390
13,600	Casio Computer Co., Ltd.	270,921
53,400	ComfortDelGro Corp. Ltd.	117,181
1,141	Garmin Ltd.[1,3]	47,819
915	General Dynamics Corp.[3]	136,436
6,300	Hitachi High-Technologies Corp.	146,841
4,800	Japan Airport Terminal Co., Ltd.	255,354
50,800	Japan Display, Inc.*	157,487
6,900	Konica Minolta, Inc.	85,995

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
290	Kuehne + Nagel International A.G.	$40,034
26,942	Lend Lease Group	306,041
3,317	Meggitt PLC	24,034
13,000	Minebea Co., Ltd.	203,301
22,000	Nippon Express Co., Ltd.	116,298
2,072	Packaging Corp. of America[3]	146,677
10,581	Raytheon Co.[3]	1,154,281
17,985	Royal Mail PLC	141,675
28	Snap-on, Inc.[3]	4,614
22,000	Sumitomo Heavy Industries Ltd.	111,035
44,000	Taisei Corp.	258,566
1,661	Union Pacific Corp.[3]	162,097
136	Waste Management, Inc.[3]	6,954
200	West Japan Railway Co.	14,353
16	WestRock Co.*3	1,009
1,700	Yangzijiang Shipbuilding Holdings Ltd.	1,596
		4,208,579
	TECHNOLOGY – 8.5%
15	Apple, Inc.[3]	1,819
421	CA, Inc.[3]	12,266
300	Constellation Software, Inc.*	54
900	Constellation Software, Inc.[1]	400,159
8,049	Electronic Arts, Inc.*3	575,906
23,556	Hewlett-Packard Co.[3]	718,929
3,872	Micron Technology, Inc.*3	71,671
7,000	Open Text Corp.	317,700
5,200	Oracle Corp.[1]	218,841
138	Paychex, Inc.[3]	6,403
12,265	Seagate Technology PLC[1,3]	620,609
1,549	Skyworks Solutions, Inc.[3]	148,193
233	VMware, Inc. - Class A*3	20,767
		3,113,317
	UTILITIES – 1.2%
96	American Electric Power Co., Inc.[3]	5,430
74	Edison International[3]	4,441
418	Endesa S.A.	8,782
5,994	Entergy Corp.[3]	425,694
		444,347
	TOTAL COMMON STOCKS (Cost $34,874,220)	35,039,562

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 1.4%
505,426	Fidelity Institutional Money Market Fund, 0.11%[2]	$505,426

	TOTAL SHORT-TERM INVESTMENTS (Cost $505,426)	505,426

	TOTAL INVESTMENTS – 97.4% (Cost $35,379,646)	35,544,988
	Other Assets in Excess of Liabilities – 2.6%	933,444

	TOTAL NET ASSETS – 100.0%	$36,478,432

	SECURITIES SOLD SHORT – (28.9)%
	COMMON STOCKS – (28.9)%
	BASIC MATERIALS – (4.8)%
(300)	Agnico Eagle Mines Ltd.	(6,638)
(1,943)	Antofagasta PLC	(17,155)
(446)	ArcelorMittal	(4,026)
(30,900)	Barrick Gold Corp.	(218,537)
(366)	BHP Billiton Ltd.	(7,066)
(4,000)	First Quantum Minerals Ltd.	(31,960)
(20,355)	Freeport-McMoRan, Inc.	(239,171)
(37,829)	Fresnillo PLC	(381,527)
(15,900)	Goldcorp, Inc.	(212,138)
(331)	Iluka Resources Ltd.	(1,900)
(27,000)	Kinross Gold Corp.*	(49,545)
(100)	New Gold, Inc.*	(221)
(394)	Randgold Resources Ltd.	(23,767)
(15,300)	Silver Wheaton Corp.	(200,272)
(39,100)	Turquoise Hill Resources Ltd.*	(133,034)
(105,500)	Yamana Gold, Inc.	(208,919)
		(1,735,876)
	COMMUNICATIONS – (1.8)%
(1,938)	Netflix, Inc.*	(221,533)
(13,977)	Telefonica Deutschland Holding A.G.	(86,691)
(10,782)	Twitter, Inc.*	(334,350)
		(642,574)
	CONSUMER, CYCLICAL – (3.5)%
(12,348)	American Airlines Group, Inc.	(495,155)
(102,400)	MGM China Holdings Ltd.	(216,976)
(10,200)	Restaurant Brands International, Inc.	(441,254)
(12,000)	Sands China Ltd.	(52,959)
(205)	Tesla Motors, Inc.*	(54,561)
		(1,260,905)

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL – (0.4)%
(3,300)	Benesse Holdings, Inc.	$(88,996)
(1,200)	Toyo Suisan Kaisha Ltd.	(45,344)
		(134,340)
	DIVERSIFIED – 0.0%
(69)	Wendel S.A.	(9,187)

	ENERGY – (14.9)%
(473)	Anadarko Petroleum Corp.	(35,167)
(7,094)	Apache Corp.	(325,331)
(18,400)	Baytex Energy Corp.	(158,410)
(1,448)	BP PLC	(8,919)
(11,210)	Cabot Oil & Gas Corp.	(293,254)
(9,162)	Cheniere Energy, Inc.*	(631,903)
(368)	Cimarex Energy Co.	(38,316)
(37,286)	Cobalt International Energy, Inc.*	(287,475)
(7,354)	Columbia Pipeline Group, Inc.	(214,590)
(64)	Continental Resources, Inc.*	(2,138)
(406)	Energen Corp.	(22,411)
(11,826)	Halliburton Co.	(494,208)
(155)	Helmerich & Payne, Inc.	(8,950)
(500)	Husky Energy, Inc.	(9,129)
(21,049)	Lundin Petroleum A.B.*	(305,168)
(21,500)	MEG Energy Corp.*	(230,469)
(47,565)	Nabors Industries Ltd.[1]	(552,230)
(1,997)	Occidental Petroleum Corp.	(140,189)
(9,600)	Paramount Resources Ltd. - Class A*	(144,598)
(9,024)	QEP Resources, Inc.	(125,253)
(9,727)	Southwestern Energy Co.*	(180,922)
(14,635)	SunEdison, Inc.*	(340,703)
(100)	TransCanada Corp.	(3,886)
(2,650)	Weatherford International PLC*1	(28,302)
(19,024)	Whiting Petroleum Corp.*	(389,802)
(9,208)	Williams Cos., Inc.	(483,236)
		(5,454,959)
	FINANCIAL – (0.7)%
(1,293)	Aberdeen Asset Management PLC	(7,343)
(3,200)	Acom Co., Ltd.*	(15,199)
(1,270)	Crown Castle International Corp. - REIT	(104,026)
(220)	National Australia Bank Ltd.	(5,583)
(17,319)	Westfield Corp. - REIT	(126,666)
		(258,817)

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INDUSTRIAL – (1.7)%
(20,052)	Alstom S.A.*	$(588,939)
(1,300)	Nikon Corp.	(15,463)
(31)	SBA Communications Corp. - Class A*	(3,742)
(1,975)	Vallourec S.A.	(32,322)
		(640,466)
	TECHNOLOGY – 0.0%
(38)	NetSuite, Inc.*	(3,756)

	UTILITIES – (1.1)%
(4,439)	AusNet Services	(4,509)
(17,030)	NRG Energy, Inc.	(382,324)
		(386,833)
	TOTAL COMMON STOCKS (Proceeds $12,423,101)	(10,527,713)

	TOTAL SECURITIES SOLD SHORT (Proceeds $12,423,101)	$(10,527,713)

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
[3]	All or a portion of this security is segregated as collateral for securities sold short.

See accompanying Notes to Schedule of Investments.

361 Global Counter-Trend Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 97.6%
19,570,367	Federated Prime Value Obligations Fund, 0.11%[1]	$19,570,367

	TOTAL SHORT-TERM INVESTMENTS (Cost $19,570,367)	19,570,367

	TOTAL INVESTMENTS – 97.6% (Cost $19,570,367)	19,570,367
	Other Assets in Excess of Liabilities – 2.4%	475,761

	TOTAL NET ASSETS – 100.0%	$20,046,128

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Global Counter-Trend Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at July 31, 2015	Unrealized Appreciation (Depreciation)

21	KOSPI 200 Index	September 2015	$2,211,254	$2,186,771	$(24,483)
24	Russell 2000 Mini Index	September 2015	2,974,394	2,964,480	(9,914)

TOTAL FUTURES CONTRACTS			$5,185,648	$5,151,251	$(34,397)

See accompanying Notes to Schedule of Investments.

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 35.1%
	BASIC MATERIALS – 0.7%
490	Sherwin-Williams Co.	$136,102

	COMMUNICATIONS – 4.4%
119	Amazon.com, Inc.*	63,802
4,783	Attunity Ltd.*1	68,588
1,412	Criteo S.A. - ADR*	75,161
1,450	eBay, Inc.*	40,774
698	F5 Networks, Inc.*	93,630
323	Facebook, Inc. - Class A*	30,365
4,228	Finisar Corp.*	73,610
279	Google, Inc. - Class A*	183,443
4,468	Interpublic Group of Cos., Inc.	95,168
672	Nippon Telegraph & Telephone Corp. - ADR	25,959
472	Walt Disney Co.	56,640
		807,140
	CONSUMER, CYCLICAL – 10.8%
1,918	Brinker International, Inc.	114,888
84	Chipotle Mexican Grill, Inc. - Class A*	62,347
961	CVS Health Corp.	108,084
2,423	Delta Air Lines, Inc.	107,436
1,116	DineEquity, Inc.	116,075
1,137	Domino's Pizza, Inc.	129,436
4,863	Express, Inc.*	92,592
967	Group 1 Automotive, Inc.	93,770
1,074	Lear Corp.	111,771
784	Mobileye N.V.*1	47,118
706	Nordstrom, Inc.	53,875
1,282	Royal Caribbean Cruises Ltd.[1]	115,188
1,307	Ryanair Holdings PLC - ADR	96,862
1,656	Starbucks Corp.	95,932
334	Tesla Motors, Inc.*	88,894
7,648	Tile Shop Holdings, Inc.*	109,213
3,057	Toll Brothers, Inc.*	118,978
272	Ulta Salon Cosmetics & Fragrance, Inc.*	45,160
965	VF Corp.	74,392
2,952	Virgin America, Inc.*	98,420
1,138	Walgreens Boots Alliance, Inc.	109,965
		1,990,396
	CONSUMER, NON-CYCLICAL – 5.7%
1,026	Abbott Laboratories	52,008
274	Allergan PLC*1	90,735
820	Celgene Corp.*	107,625
1,357	Cynosure, Inc. - Class A*	52,652
707	Edwards Lifesciences Corp.*	107,577

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
1,002	Express Scripts Holding Co.*	$90,250
2,564	Horizon Pharma PLC*1	94,483
1,352	Kite Pharma, Inc.*	98,385
1,169	Kraft Heinz Co.	92,901
1,450	PayPal Holdings, Inc.*	56,115
3,082	Pfizer, Inc.	111,137
410	Shire PLC - ADR	109,392
		1,063,260
	FINANCIAL – 8.7%
359	Alleghany Corp.*	174,521
1,391	Altisource Portfolio Solutions S.A.*1	45,430
3,911	Astoria Financial Corp.	59,134
5,074	Bank of America Corp.	90,723
2,285	Banner Corp.	108,903
749	BofI Holding, Inc.*	92,015
1,926	Citigroup, Inc.	112,594
5,268	Citizens Financial Group, Inc.	137,337
5,184	Fifth Third Bancorp	109,227
1,530	Independent Bank Corp.	73,991
310	Jones Lang LaSalle, Inc.	55,192
864	M&T Bank Corp.	113,314
4,502	New York Community Bancorp, Inc.	85,673
1,324	PNC Financial Services Group, Inc.	129,990
10,520	Regions Financial Corp.	109,303
1,066	Travelers Cos., Inc.	113,124
		1,610,471
	INDUSTRIAL – 2.5%
464	Acuity Brands, Inc.	93,352
2,368	Expeditors International of Washington, Inc.	110,988
910	GoPro, Inc. - Class A*	56,511
5,240	PGT, Inc.*	84,207
828	Waters Corp.*	110,530
		455,588
	TECHNOLOGY – 2.3%
1,104	Check Point Software Technologies Ltd.*1	89,170
848	DST Systems, Inc.	92,559
1,060	Fiserv, Inc.*	92,072
4,955	Inphi Corp.*	112,627
592	Red Hat, Inc.*	46,815
		433,243
	TOTAL COMMON STOCKS (Cost $6,288,422)	6,496,200

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS – 39.1%
73,662	Deutsche X-trackers MSCI EAFE Hedged Equity ETF[2]	$2,181,868
4,173	Health Care Select Sector SPDR Fund	319,610
2,010	India Fund, Inc.	56,139
16,937	iShares MSCI EAFE ETF	1,097,179
20,015	iShares Russell 2000 ETF	2,461,044
12,015	Materials Select Sector SPDR Fund	552,089
27,532	PowerShares DB Energy Fund*	402,793
615	SPDR S&P 500 ETF Trust[2]	129,458
1,089	Technology Select Sector SPDR Fund	46,370

	TOTAL EXCHANGE-TRADED FUNDS (Cost $7,388,279)	7,246,550

	SHORT-TERM INVESTMENTS – 26.6%
4,930,057	Fidelity Institutional Money Market Fund, 0.11%[3]	4,930,057

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,930,057)	4,930,057

	TOTAL INVESTMENTS – 100.8% (Cost $18,606,758)	18,672,807
	Liabilities in Excess of Other Assets – (0.8)%	(139,828)

	TOTAL NET ASSETS – 100.0%	$18,532,979

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for securities sold short.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2015 (Unaudited)

Note 1 – Organization
361 Managed Futures Strategy Fund (“Managed Futures Strategy” or “Managed Futures Strategy Fund”), 361 Global Long/Short Equity Fund (“Global Long/Short Equity” or “Global Long/Short Equity Fund”), 361 Global Counter-Trend Fund (formerly known as 361 Global Managed Futures Strategy Fund) (“Global Counter-Trend” or “Global Counter-Trend Fund”) and 361 Macro Opportunity Fund (formerly known as the 361 Global Macro Opportunity Fund)(“Macro Opportunity” or “Macro Opportunity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of broad stock and bond markets. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Global Long/Short Equity Fund’s primary investment objective is to seek to achieve long-term capital appreciation. As a secondary objective, the Global Long/Short Equity Fund also seeks to preserve capital in down markets. The Fund commenced investment operations on December 12, 2014, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund commenced operations on December 12, 2014, prior to which its only activity was the receipt of a $10,010 investment from the Fund’s advisor and a $644,131 transfer of shares of the Fund in exchange for the net assets of the Analytic Global Long/Short Equity Portfolio, a Separately Managed Account (“SMA”). This exchange was nontaxable, whereby the Fund issued 64,413 shares for the net assets of the SMA on December 12, 2014. Gross assets with a fair market value of $830,593 consisting of cash, interest receivable and securities of the SMA with a fair value of $644,098 (identified cost of investments transferred $638,574) were the primary assets received by the Fund. The Fund also assumed a liability for short securities with a fair market value of $186,452 (identified proceeds of $203,052) as part of this exchange. For financial reporting purposes, assets and liabilities received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the SMA was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Global Counter-Trend Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of global stock and bond markets. The Fund commenced investment operations on February 12, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Macro Opportunity Fund’s primary investment objective is to seek long–term positive absolute return. The Fund commenced investment operations on June 30, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2015 (Unaudited)

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Open-end mutual fund investments (including money market funds) are valued at net asset value. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Options
The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the options contracts.

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2015 (Unaudited)

(c) Stock Index Futures
The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(e) Money Market Investments
The Macro Opportunity Fund invests a significant amount (26.6% of its net assets as of July 31, 2015) in the Fidelity Institutional Money Market Fund (“FMPXX”). FMPXX invests in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by Fidelity Management & Research Company, U.S. Government securities and repurchase agreements. FMPXX may invest more than 25% of its total assets in the financial services sector. The Managed Futures Strategy Fund and Global Counter-Trend Fund invest a significant amount (38.7% and 97.6%, respectively, of its net assets as of July 31, 2015) in the Federated Prime Value Obligations Fund (“PVOXX”). PVOXX invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government. FMPXX and PVOXX invest in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments. An investment in FMPXX or PVOXX is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although FMPXX and PVOXX seek to preserve the value of investment at $1.00 per share, it is possible to lose money by investing in FMPXX and PVOXX.

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2015 (Unaudited)

FMPXX and PVOXX file complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per March 31, 2015 Annual report of Fidelity Institutional Money Market Fund was 0.18%. The net expense ratio per January 31, 2015 Annual report of Federated Prime Value Obligations Fund was 0.20%.

Note 3 – Federal Income Taxes
At July 31, 2015, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Managed Futures Strategy Fund	Global Long/Short Equity Fund	Global Counter-Trend Fund	Macro Opportunity Fund
Cost of investments	$938,461,663	$35,379,646	$19,570,367	$18,632,050

Gross unrealized appreciation	$163,094	$1,500,629	$-	$272,516
Gross unrealized depreciation	(1,548,077)	(1,335,287)	-	(231,759)
Net unrealized appreciation/ (depreciation) on investments	$(1,384,983)	$165,342	$-	$40,757

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2015 (Unaudited)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2015, in valuing the Funds’ assets carried at fair value:

Managed Futures Strategy Fund	Level 1	Level 2	Level 3**	Total
Investments
Asset-Backed Securities	$-	$227,331,826	$-	$227,331,826
Corporate Bonds[1]	-	230,043,280	-	230,043,280
Medium Term Notes[1]	-	115,844,067	-	115,844,067
Short-Term Investments	363,857,507	-	-	363,857,507
Total Investments	$363,857,507	$573,219,173	$-	$937,076,680

Global Long/Short Equity Fund	Level 1	Level 2	Level 3**	Total
Assets
Common Stocks
Basic Materials	$20,217	$614,982	$-	$635,199
Communications	592,644	1,082,551	-	1,675,195
Consumer, Cyclical	6,199,511	1,398,480	-	7,597,991
Consumer, Non-cyclical	9,740,050	1,286,332	-	11,026,382
Diversified	-	319,152	-	319,152
Energy	-	289,654	-	289,654
Financial	3,467,034	2,262,712	-	5,729,746
Industrial	1,957,868	2,250,711	-	4,208,579
Technology	2,894,476	218,841	-	3,113,317
Utilities	435,565	8,782	-	444,347
Short-Term Investments	505,426	-	-	505,426
Total Assets	$25,812,791	$9,732,197	$-	$35,544,988

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2015 (Unaudited)

Liabilities
Common Stocks
Basic Materials	$1,300,435	$435,441	$-	$1,735,876
Communications	555,883	86,691	-	642,574
Consumer, Cyclical	990,970	269,935	-	1,260,905
Consumer, Non-cyclical	-	134,340	-	134,340
Diversified	-	9,187	-	9,187
Energy	5,140,873	314,086	-	5,454,959
Financial	104,026	154,791	-	258,817
Industrial	3,742	636,724	-	640,466
Technology	3,756	-	-	3,756
Utilities	382,324	4,509	-	386,833
Total Liabilities	$8,482,009	$2,045,704	$-	$10,527,713

Global Counter-Trend Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Short-Term Investments	$19,570,367	$-	$-	$19,570,367
Total Assets	$19,570,367	$-	$-	$19,570,367

Liabilities
Other Financial Instruments[2]
Futures Contracts	$34,397	$-	$-	$34,397
Total Liabilities	$34,397	$-	$-	$34,397

Macro Opportunity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$6,496,200	$-	$-	$6,496,200
Exchange-Traded Funds	7,246,550	-	-	7,246,550
Short-Term Investments	4,930,057	-	-	4,930,057
Total Investments	$18,672,807	$-	$-	$18,672,807

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]
Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	9/29/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	9/29/2015

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	9/29/2015